Commitments (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Commitments And Contingencies [Line Items]
Contractual capital commitments		$ 360,000
Subsequent Events [Member] | Flow-through common stock[] [Member]
Disclosure Of Commitments And Contingencies [Line Items]
Payments for exploration and evaluation expenses	$ 3,170,000